UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	December 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
6,400	Aflac Incorporated +	$ 561,792
7,800	Principal Financial Group, Inc. +	550,368
3,800	Reinsurance Group of America Incorporated +	592,534
		1,704,694	6.40%

Agricultural Chemicals
5,200	Agrium Inc. (Canada) +	598,000	2.25%

Aircraft Engines & Engine Parts
4,300	United Technologies Corp.	548,551	2.06%

Cigarettes
7,550	British American Tobacco p.l.c. (United Kingdom)	505,775	1.90%

Commercial Banks, NEC
6,000	Canadian Imperial Bank of Commerce (Canada) +	584,460
10,100	The Toronto-Dominion Bank (Canada)	591,658
		1,176,118	4.42%

Computer Communications Equipment
15,400	Cisco Systems, Inc. +	589,820	2.22%

Electronic Computers
3,400	Apple Inc. +	575,382	2.16%

Electric & Other Services Combined
11,300	Public Service Enterprise Group Incorporated +	581,950	2.19%

Electric Services
10,200	Southern Co.	490,518	1.84%

Electronic & Other Electrical Equipment (No Computer Equipment)
8,600	Emerson Electric Co. +	599,334	2.25%

Fire, Marine & Casualty Insurance
8,000	Axis Capital Holdings Limited (Bermuda)	402,080
2,680	Chubb Limited +	391,628
10,900	The Progressive Corporation	613,888
4,000	The Travelers Companies, Inc. +	542,560
		1,950,156	7.32%

Gas & Other Services Combined
4,200	Sempra Energy +	449,064	1.69%

Hospitals & Medical Service Plans
2,700	UnitedHealth Group, Inc. +	595,242	2.24%

Life Insurance
13,400	Sun Life Financial Inc. (Canada)	552,884	2.08%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
7,900	VF Corp. +	584,600	2.20%

Motor Vehicle Parts & Accessories
3,800	Honeywell International Inc. +	582,768	2.19%

Motor Vehicles & Passenger Car Bodies
4,200	Toyota Motor Corporation * +	534,114	2.01%

National Commercial Banks
4,100	The PNC Financial Services Group, Inc. +	591,589	2.22%

Petroleum Refining
4,800	Chevron Corp. +	600,912
6,000	Phillips 66 +	606,900
7,500	Valero Energy Corporation +	689,325
		1,897,137	7.12%

Pharmaceutical Preparations
3,900	Johnson & Johnson +	544,908	2.05%

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
8,000	DowDuPont Inc.	569,760	2.14%

Radio & TV Broadcasting & Communications Equipment
9,000	QUALCOMM Incorporated	576,180	2.16%

Railroads, Line-Haul Operating
6,500	Canadian National Railway Company (Canada) +	536,250
5,100	Union Pacific Corporation +	683,910
		1,220,160	4.58%

Retail - Eating Places
5,700	Darden Restaurants, Inc.	547,314
3,400	McDonald's Corp. +	585,208
		1,132,522	4.25%

Retail - Variety Stores
3,000	Costco Wholesale Corp.	558,360	2.10%

Rubber & Plastic Footwear
8,600	Nike Inc. Class B	537,930	2.02%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,900	Raytheon Company +	544,765	2.05%

Security & Commodity Brokers, Dealers, Exchanges & Services
1,100	BlackRock, Inc. +	565,081
3,900	CME Group Inc. +	569,595
		1,134,676	4.26%

Semiconductors & Related Devices
13,900	Intel Corporation +	641,624	2.41%

Services - Business Services, NEC
4,000	Accenture plc (Ireland) +	612,360	2.30%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,600	Procter & Gamble Co.	514,528	1.93%

Telephone Communications (No Radiotelephone)
12,700	AT&T Inc. +	493,776	1.85%

Tobacco Products
7,900	Altria Group Inc.	564,139
4,500	Philip Morris International, Inc.	475,425
		1,039,564	3.90%

Total for Common Stocks (Cost $17,202,710)		25,228,809	94.76%

Money Market Funds
1,536,400	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.15% **	1,536,400	5.77%
Total for Money Market Funds (Cost $1,536,400)

	Total Investments	26,765,209	100.53%
	(Cost $18,739,110)

	Liabilities in Excess of Other Assets	(141,532)	-0.53%

	Net Assets	$ 26,623,677	100.00%

+ Portion or all of the security is pledged as collateral for call options written.
* ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at December 31, 2017.

Neiman Large Cap Value Fund
		Schedule of Call Options Written
	December 31, 2017 (Unaudited)
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount

Accenture plc (Ireland)
May 18, 2018 Calls @ 150.00	8	$ 122,472	$ 6,696

Aflac Incorporated
February 16, 2018 Calls @ 90.00	13	114,114	1,170

Agrium Inc. (Canada)
January 19, 2018 Calls @ 120.00	10	115,000	850

Apple Inc.
April 20, 2018 Calls @ 170.00	7	118,461	5,810

AT&T Inc.
April 20, 2018 Calls @ 43.00	25	97,200	750

BlackRock, Inc.
April 20, 2018 Calls @ 480.00	2	102,742	8,660

Canadian Imperial Bank of Commerce (Canada)
March 16, 2018 Calls @ 95.00	12	116,892	5,760

Canadian National Railway Company (Canada)
April 20, 2018 Calls @ 90.00	13	107,250	845

Chevron Corp.
March 16, 2018 Calls @ 125.00	10	125,190	3,800

Chubb Limited
February 16, 2018 Calls @ 150.00	5	73,065	850

Cisco Systems, Inc.
January 19, 2018 Calls @ 36.00	31	118,730	7,409

CME Group Inc.
March 16, 2018 Calls @ 145.00	8	116,840	4,960

Emerson Electric Co.
March 16, 2018 Calls @ 67.50	17	118,473	6,290

Honeywell International Inc.
March 16, 2018 Calls @ 155.00	8	122,688	3,000

Intel Corporation
February 16, 2018 Calls @ 41.00	28	129,248	15,456

Johnson & Johnson
April 20, 2018 Calls @ 145.00	8	111,776	1,600

McDonald's Corp.
March 16, 2018 Calls @ 170.00	7	120,484	4,396

Phillips 66
February 16, 2018 Calls @ 97.50	12	121,380	6,360

The PNC Financial Services Group, Inc.
February 16, 2018 Calls @ 145.00	8	115,432	3,048

Principal Financial Group, Inc.
April 20, 2018 Calls @ 70.00	16	112,896	5,760

Public Service Enterprise Group Incorporated
March 16, 2018 Calls @ 50.00	23	118,450	5,658

Raytheon Company
January 19, 2018 Calls @ 200.00	6	112,710	60

Reinsurance Group of America Incorporated
April 20, 2018 Calls @ 150.00	8	124,744	9,760

Sempra Energy
April 20, 2018 Calls @ 125.00	8	85,536	200

The Travelers Companies, Inc.
January 19, 2018 Calls @ 130.00	8	108,512	5,280

Toyota Motor Corporation
April 20, 2018 Calls @ 130.00	8	101,736	2,128

Union Pacific Corporation
February 16, 2018 Calls @ 130.00	10	134,100	7,900

UnitedHealth Group, Inc.
January 19, 2018 Calls @ 210.00	5	110,230	6,575

Valero Energy Corporation
March 16, 2018 Calls @ 82.50	15	137,865	16,200

VF Corp.
January 19, 2018 Calls @ 67.50	16	118,400	11,200

Total (Premiums Received $41,026)			$ 158,431

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund
	Schedule of Investments
	December 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
6,267	AB Large Cap Growth Fund - Class I	$ 323,494
12,442	Cohen & Steers Real Estate Securities Fund - Class I	193,973
10,103	Fidelity® 500 Index Fund - Investor Class	944,068
9,573	Fidelity® Total Market Index Fund - Investor Class	731,071
32,349	Fidelity® U.S. Bond Index Fund - Investor Class	374,931
11,816	FMI International Fund - Investor Class	401,029
35,676	Frost Total Return Bond Fund Institutional Class	372,099
53,688	Neiman Large Cap Value Fund - No Load Class +	1,502,192
42,149	Neiman Opportunities Fund - Class A +	542,031
76,084	PIMCO Income Fund - Institutional Class	944,205
32,844	Schwab Fundamental Emerging Markets Large Company Index Fund	309,715
35,403	Schwab International Index Fund®	739,225
11,406	Wells Fargo Special Small Cap Value Fund - Class A	397,611
Total for Mutual Funds (Cost $6,374,319)		7,775,644	84.83%

Exchange Traded Funds
9,900	Schwab Intermediate-Term U.S. Treasury ETF™	527,868
6,700	Schwab U.S. Aggregate Bond ETF™	348,668
2,600	Schwab U.S. Large-Cap Growth ETF™	183,846
4,000	Schwab U.S. REIT ETF™	166,480
Total for Exchange Traded Funds (Cost $1,205,642)		1,226,862	13.38%

Money Market Funds
177,541	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.15% *	177,541	1.94%
Total for Money Market Funds (Cost $177,541)

	Total Investments	9,180,047	100.15%
	(Cost $7,757,502)

	Liabilities in Excess of Other Assets	(13,524)	-0.15%

	Net Assets	$ 9,166,523	100.00%

+ Affiliated Fund.
* The Yield Rate shown represents the 7-day yield at December 31, 2017.

See accompanying notes to Schedules of Investments

Neiman Tactical Income Fund
		Schedule of Investments
		December 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

MUTUAL FUNDS
231,677	Lord Abbett High Yield Fund – Class I	$ 1,793,178
21,019	PIMCO Income Fund – Institutional Class	260,850
328	Virtus Seix High Income Fund – Class I	2,141
Total for Mutual Funds (Cost $1,985,841)		2,056,169	21.47%

EXCHANGE TRADED FUNDS
8,500	iShares® J.P. Morgan USD Emerging Markets Bond ETF	986,850
17,200	PowerShares Senior Loan Portfolio	396,288
49,697	SPDR® Barclays Short Term High Yield Bond ETF	1,369,649
11,200	Vanguard Total International Bond ETF	608,944
Total for Exchange Traded Funds (Cost $3,256,630)		3,361,731	35.10%

Money Market Funds
4,172,350	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.15% *	4,172,350	43.55%
Total for Money Market Funds (Cost $4,172,350)

	Total Investments	9,590,250	100.12%
	(Cost $9,414,821)

	Liabilities in Excess of Other Assets	(11,597)	-0.12%

	Net Assets	$ 9,578,653	100.00%

*** The Yield Rate shown represents the 7-day yield at December 31, 2017.

See accompanying notes to Schedules of Investments

Neiman Opportunities Fund
		Schedule of Investments
	December 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Carpets & Rugs
555	Mohawk Industries, Inc. *	$ 153,125	3.49%

Cutlery, Handtools & General Hardware
975	Stanley Black & Decker, Inc.	165,448	3.77%

Electric & Other Services Combined
1,830	ALLETE, Inc.	136,079	3.10%

Electrical Work
1,800	EMCOR Group, Inc.	147,150	3.35%

Electronic Computers
1,695	NICE Ltd. **	155,787	3.55%

Industrial Instruments for Measurement, Display, and Control
1,200	MKS Instruments, Inc.	113,400
2,700	Orbotech Ltd. * (Israel)	135,648
		249,048	5.66%

Investment Advice
3,000	NOAH Holdings Limited * **	138,840	3.16%

Miscellaneous Fabricated Metal Products
2,300	Barnes Group Inc.	145,521	3.31%

Motor Homes
1,150	Thor Industries, Inc.	173,328	3.95%

Motor Vehicle Parts & Accessories
1,130	LCI Industries	146,900	3.35%

Semiconductors & Related Devices
950	IPG Photonics Corporation	203,424	4.62%

Services - Computer Programming Services
2,010	Amdocs Limited	131,615	3.00%

Services - Educational Services
2,025	Grand Canyon Education, Inc. *	181,298	4.13%

Services - Employment Agencies
2,900	51job, Inc. * **	176,465	4.02%

Special Industry Machinery, NEC
1,020	Lam Research Corp.	187,751	4.28%

Switchgear & Switchboard Apparatus
745	Littelfuse, Inc.	147,376	3.36%

Total for Common Stocks (Cost $1,944,242)		2,639,155	60.10%

Exchange Traded Funds
5,200	Global X Robotics & Artificial Intelligence ETF	123,240
2,000	JPMorgan Diversified Return Global Equity ETF	125,000
3,200	PowerShares Dynamic Semiconductors Portfolio	161,504
2,540	PowerShares S&P SmallCap Materials Portfolio	132,918
1,840	SPDR® S&P Aerospace & Defense ETF	153,750
1,560	SPDR® S&P 400 Mid Cap Value ETF	160,430
1,265	SPDR® S&P 600 Small Cap Value ETF	159,049
Total for Exchange Traded Funds (Cost $866,315)		1,015,891	23.13%

Real Estate Investment Trusts
1,045	PS Business Parks, Inc.	130,719	2.98%
Total for Real Estate Investment Trusts (Cost $109,415)

Money Market Funds
627,531	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.15% ***	627,531	14.29%
Total for Money Market Funds (Cost $627,531)

	Total Investments	4,413,296	100.50%
	(Cost $3,547,503)

	Liabilities in Excess of Other Assets	(21,986)	-0.50%

	Net Assets	$ 4,391,310	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at December 31, 2017.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of December 31, 2017, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), Neiman Tactical Income Fund (“Tactical Income Fund”) and Neiman Opportunities Fund (“Opportunities Fund”) (collectively, the “Funds”). For federal income tax purposes, at December 31, 2017 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Large Cap Fund	Balanced Allocation Fund	Tactical Income Fund	Opportunities Fund
Cost of Investments	$18,739,110	$7,757,502	$9,414,821	$3,547,503
Premiums Received
from Options Written	$41,026
Gross Unrealized Appreciation	$8,074,395	$1,440,900	$182,732	$871,969
Gross Unrealized Depreciation	($165,701)	($18,355)	($7,303)	($6,176)
Net Unrealized Appreciation
(Depreciation) on Investments	$7,908,694	$1,422,545	$175,429	$865,793

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the three month period ended December 31, 2017, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES:

The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the 3 month period ended December 31, 2017, the Funds were not subject to any master netting arrangements. See Note 4.

OTHER:

The Funds record security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds use specific identification methods in computing gain and loss on sales of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets

3.) SECURITIES VALUATIONS:

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (commons stocks including ADRs, REITS and exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2017:

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended December 31, 2017. There were no transfers into or out of the levels during the three month period ended December 31, 2017. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$25,228,809	$0	$0	$25,228,809
Money Market Funds	1,536,400	0	0	1,536,400
Total	$26,765,209	$0	$0	$26,765,209

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$0	$158,431	$0	$158,431
Total	$0	$158,431	$0	$158,431

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,775,644	$0	$0	$7,775,644
Exchange Traded Funds	1,226,862	0	0	1,226,862
Money Market Funds	177,541	0	0	177,541
Total	$9,180,047	$0	$0	$9,180,047

Tactical Income Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,056,169	$0	$0	$2,056,169
Exchange Traded Funds	3,361,731	0	0	3,361,731
Money Market Funds	4,172,350	0	0	4,172,350
Total	$9,590,250	$0	$0	$9,590,250

Opportunities Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,639,155	$0	$0	$2,639,155
Exchange Traded Funds	1,015,891	0	0	1,015,891
Real Estate Investment Trusts	130,719	0	0	130,719
Money Market Funds	627,531	0	0	627,531
Total	$4,413,296	$0	$0	$4,413,296

4. OPTIONS WRITTEN

As of December 31, 2017, Large Cap Fund portfolio securities valued at $3,432,616 were held by the Fund as collateral for options written by the Fund.

The Large Cap Fund’s transactions in options written during the three month period ended December 31, 2017 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at September 30, 2017	355	$41,026
Options written	0	0
Options expired	0	0
Options exercised	0	0
Options terminated in closing purchase transactions	0	0
Options outstanding at December 31, 2017	355	$41,026

The locations on the statement of assets and liabilities of the Large Cap Fund's derivative positions, which are not     accounted for as hedging instruments under GAAP, is as follows:

                                            Liability

                                                      Derivatives

Covered call options written              ($158,431)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended December 31, 2017 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                          Unrealized

                                   Location             Gain/(Loss)                  Location

                                     Gain/(Loss)

Covered Call            Realized Gain/                                 Change In Unrealized

Options Written    (Loss) on Options              $0          Appreciation/(Depreciation)               ($111,510)

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Call options written expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Balanced Allocation Fund, Tactical Income Fund and Opportunities Fund did not engage in derivative transactions during the three month period ended December 31, 2017.

The table below shows offsetting assets and liabilities relating to options written shown on the statement of Assets and Liabilities as of December 31, 2017.

Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash	Net Amount

Options
Written	$158,431	$0	$158,431	$158,431	$0	$0

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in the Large Cap Fund, an affiliated fund, during the three month period ended December 31, 2017 were as follows:

Shares Held at September 30, 2017	53,688
Purchases	0
Sales	0
Shares Held at December 31, 2017	53,688

Also as of December 31, 2017, the Balanced Allocation Fund’s holding and transaction in the Opportunities Fund, an affiliated fund, were as follows:

Shares Held at September 30, 2017	42,149
Purchases	0
Sales	0
Shares Held at December 31, 2017	42,149

The aggregate cost and fair value of Balanced Allocation Fund’s investment in the Large Cap Fund at December 31, 2017 was $1,068,314 and $1,502,192, respectively. The investment represented 16.39% of total net assets of the Balanced Allocation Fund as of December 31, 2017. For the three month period ended December 31, 2017, the Balanced Allocation Fund received dividend income totaling $12,368 and capital gain distributions totaling $25,269 from the Large Cap Fund. In addition, for the three month period ended December 31, 2017, the Balanced Allocation Fund generated $0 in realized gains on the sale of Large Cap Fund and gained $77,311 resulting from the change in unrealized appreciation of Large Cap Fund.

The aggregate cost and fair value of Balanced Allocation Fund’s investment in the Opportunities Fund at December 31, 2017 was $417,506 and $542,031, respectively. The investment represented 5.91% of total net assets of the Balanced Allocation Fund as of December 31, 2017. For the three month period ended December 31, 2017, the Balanced Allocations Fund received dividend income totaling $0 and capital gain distributions totaling $0 from the Opportunities Fund. In addition, for the three month period ended December 31, 2017, the Balanced Allocation Fund  gained generated $0 in realized gains on the sale of Opportunities Fund $21,496 resulting from the change in unrealized appreciation of the Opportunities Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:                  2/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:                  2/21/2018

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:                     2/21/18